Note 8 - Preferred Stock (Details Textual) - $ / shares	Mar. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Oct. 31, 2017	Oct. 17, 2017	Dec. 31, 2004
Preferred Stock, Shares Authorized	5,000,000	5,000,000				5,000,000
Preferred Stock, Shares Outstanding, Ending Balance		0
Series B Preferred Stock [Member]
Preferred Stock, Shares Authorized		0	5,000,000		50,000
Preferred Stock, Shares Outstanding, Ending Balance		0	15,500
Preferred Stock, Shares Issued, Total		0	15,500		35,600
Convertible Preferred Stock, Shares Issued upon Conversion				400
Preferred Stock, Liquidation Preference Per Share				$ 100